American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
June 30, 2022

High-Yield - Schedule of Investments
JUNE 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 81.5%
Aerospace and Defense — 1.4%
Bombardier, Inc., 7.50%, 3/15/25(1)	261,000	236,591
Rolls-Royce PLC, 5.75%, 10/15/27(1)	250,000	225,976
TransDigm, Inc., 6.375%, 6/15/26	520,000	487,240
TransDigm, Inc., 4.625%, 1/15/29	500,000	403,673
		1,353,480
Airlines — 1.2%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	504,000	464,839
United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 7/15/27	201,690	191,828
United Airlines Holdings, Inc., 5.00%, 2/1/24(2)	555,000	533,803
		1,190,470
Auto Components — 0.1%
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	160,000	148,037
Automobiles — 1.2%
Ford Motor Credit Co. LLC, 4.95%, 5/28/27	500,000	465,520
Ford Motor Credit Co. LLC, 2.90%, 2/10/29	418,000	328,462
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	500,000	389,120
		1,183,102
Biotechnology — 0.9%
Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)	569,000	404,136
Grifols Escrow Issuer SA, 4.75%, 10/15/28(1)	520,000	451,651
		855,787
Building Products — 0.7%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	120,000	101,847
Standard Industries, Inc., 4.375%, 7/15/30(1)	750,000	592,939
		694,786
Capital Markets — 1.9%
Coinbase Global, Inc., 3.375%, 10/1/28(1)(2)	227,000	143,532
Deutsche Bank AG, VRN, 4.30%, 5/24/28	910,000	816,140
Owl Rock Capital Corp., 2.625%, 1/15/27	166,000	139,216
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(1)	216,000	216,774
Prospect Capital Corp., 3.71%, 1/22/26	475,000	421,348
Prospect Capital Corp., 3.44%, 10/15/28	150,000	115,068
		1,852,078
Chemicals — 2.3%
Chemours Co., 5.75%, 11/15/28(1)	400,000	341,642
Chemours Co., 4.625%, 11/15/29(1)	400,000	315,296
Olin Corp., 5.125%, 9/15/27	360,000	331,564
Olin Corp., 5.625%, 8/1/29	500,000	446,385
Tronox, Inc., 4.625%, 3/15/29(1)	490,000	395,060
Valvoline, Inc., 3.625%, 6/15/31(1)	500,000	400,950
		2,230,897
Commercial Services and Supplies — 1.5%
Clean Harbors, Inc., 4.875%, 7/15/27(1)	500,000	458,390
GFL Environmental, Inc., 4.00%, 8/1/28(1)	700,000	578,599
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	500,000	489,655
		1,526,644
Consumer Finance — 1.3%
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)(2)	745,000	620,105

Navient Corp., 5.50%, 1/25/23	302,000	299,925
SLM Corp., 3.125%, 11/2/26	414,000	334,868
		1,254,898
Containers and Packaging — 2.0%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(3)	800,000	594,704
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	480,000	459,360
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	100,000	87,447
Sealed Air Corp., 5.125%, 12/1/24(1)	440,000	437,422
Sealed Air Corp., 5.00%, 4/15/29(1)(2)	380,000	355,817
		1,934,750
Diversified Telecommunication Services — 2.7%
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	350,000	335,746
Hughes Satellite Systems Corp., 5.25%, 8/1/26	480,000	442,502
Level 3 Financing, Inc., 3.40%, 3/1/27(1)	600,000	517,937
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	602,000	514,960
Telecom Italia Capital SA, 6.375%, 11/15/33	1,080,000	837,081
		2,648,226
Electric Utilities — 0.3%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	330,000	261,182
Energy Equipment and Services — 0.5%
Weatherford International Ltd., 8.625%, 4/30/30(1)	600,000	499,042
Entertainment — 1.6%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	750,000	648,750
Netflix, Inc., 4.875%, 4/15/28	977,000	921,487
		1,570,237
Equity Real Estate Investment Trusts (REITs) — 2.9%
EPR Properties, 4.75%, 12/15/26	281,000	264,280
EPR Properties, 4.95%, 4/15/28	351,000	323,195
IIP Operating Partnership LP, 5.50%, 5/25/26	735,000	667,070
Iron Mountain, Inc., 4.875%, 9/15/29(1)	1,300,000	1,108,640
VICI Properties LP / VICI Note Co., Inc., 5.625%, 5/1/24(1)	475,000	470,053
		2,833,238
Food and Staples Retailing — 1.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	350,000	284,304
Rite Aid Corp., 7.50%, 7/1/25(1)	579,000	470,015
Rite Aid Corp., 8.00%, 11/15/26(1)(2)	169,000	131,685
United Natural Foods, Inc., 6.75%, 10/15/28(1)(2)	550,000	514,768
		1,400,772
Food Products — 1.7%
Kraft Heinz Foods Co., 4.375%, 6/1/46	500,000	417,495
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	355,000	308,213
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	500,000	423,522
US Foods, Inc., 4.75%, 2/15/29(1)	150,000	131,383
US Foods, Inc., 4.625%, 6/1/30(1)(2)	436,000	368,144
		1,648,757
Health Care Equipment and Supplies — 0.5%
Avantor Funding, Inc., 3.875%, 11/1/29(1)	260,000	227,779
Medline Borrower LP, 5.25%, 10/1/29(1)(2)	350,000	288,547
		516,326
Health Care Providers and Services — 7.4%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	485,000	453,877
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	450,000	331,790
Centene Corp., 4.625%, 12/15/29	320,000	299,339
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	400,000	339,638

CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)(2)	750,000	485,932
DaVita, Inc., 4.625%, 6/1/30(1)	650,000	508,964
HCA, Inc., 7.69%, 6/15/25	500,000	524,595
LifePoint Health, Inc., 5.375%, 1/15/29(1)(2)	800,000	589,100
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	420,000	376,016
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	100,000	85,636
Option Care Health, Inc., 4.375%, 10/31/29(1)	500,000	429,497
Owens & Minor, Inc., 4.50%, 3/31/29(1)(2)	350,000	286,204
Owens & Minor, Inc., 6.625%, 4/1/30(1)	500,000	457,355
Surgery Center Holdings, Inc., 10.00%, 4/15/27(1)(2)	1,100,000	1,066,945
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	610,000	523,911
Tenet Healthcare Corp., 6.125%, 6/15/30(1)	650,000	601,614
		7,360,413
Health Care Technology — 0.3%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25(1)	339,000	330,789
Hotels, Restaurants and Leisure — 10.5%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	1,090,000	954,698
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.125%, 4/15/29(1)(2)	300,000	254,988
Boyd Gaming Corp., 4.75%, 12/1/27(2)	400,000	362,840
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	929,000	724,810
Carnival Corp., 5.75%, 3/1/27(1)	600,000	435,426
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	380,000	346,602
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	670,000	558,787
International Game Technology PLC, 5.25%, 1/15/29(1)	1,070,000	971,116
MGM Resorts International, 6.00%, 3/15/23	350,000	349,813
MGM Resorts International, 4.625%, 9/1/26	215,000	191,134
Penn National Gaming, Inc., 5.625%, 1/15/27(1)	680,000	597,530
Penn National Gaming, Inc., 4.125%, 7/1/29(1)(2)	888,000	675,040
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	1,000,000	729,310
Scientific Games International, Inc., 7.25%, 11/15/29(1)(2)	1,010,000	948,582
Six Flags Entertainment Corp., 4.875%, 7/31/24(1)	500,000	476,117
Station Casinos LLC, 4.625%, 12/1/31(1)(2)	1,170,000	914,062
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)(2)	1,075,000	922,173
		10,413,028
Household Durables — 1.0%
KB Home, 7.25%, 7/15/30	550,000	521,832
Meritage Homes Corp., 5.125%, 6/6/27	230,000	210,918
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	325,000	244,488
		977,238
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp., 4.625%, 2/1/29(1)	200,000	166,727
Insurance — 1.1%
SBL Holdings, Inc., 5.125%, 11/13/26(1)	646,000	627,710
SBL Holdings, Inc., VRN, 6.50%(1)(4)	555,000	448,163
		1,075,873
Life Sciences Tools and Services — 0.4%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	500,000	449,990
Machinery — 0.6%
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	750,000	608,409
Media — 10.4%
AMC Networks, Inc., 4.75%, 8/1/25	730,000	681,422
AMC Networks, Inc., 4.25%, 2/15/29(2)	750,000	609,949
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	2,402,000	1,964,296
CSC Holdings LLC, 5.375%, 2/1/28(1)	350,000	303,639
CSC Holdings LLC, 7.50%, 4/1/28(1)	680,000	569,595

CSC Holdings LLC, 4.50%, 11/15/31(1)	365,000	282,620
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	500,000	428,153
DISH DBS Corp., 7.75%, 7/1/26	655,000	512,868
DISH DBS Corp., 5.25%, 12/1/26(1)	760,000	597,143
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	496,000	398,489
Gray Television, Inc., 5.875%, 7/15/26(1)(2)	455,000	425,953
iHeartCommunications, Inc., 8.375%, 5/1/27(2)	505,000	402,394
Nexstar Media, Inc., 5.625%, 7/15/27(1)	400,000	365,840
Paramount Global, VRN, 6.25%, 2/28/57	355,000	311,292
Paramount Global, VRN, 6.375%, 3/30/62	290,000	259,543
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	845,000	671,352
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	500,000	434,272
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	749,000	684,358
Univision Communications, Inc., 5.125%, 2/15/25(1)	375,000	353,625
		10,256,803
Metals and Mining — 3.1%
Allegheny Technologies, Inc., 4.875%, 10/1/29	690,000	551,224
Cleveland-Cliffs, Inc., 7.00%, 3/15/27	400,000	397,016
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)(2)	875,000	773,684
Freeport-McMoRan, Inc., 4.625%, 8/1/30	80,000	74,359
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	800,000	606,912
Novelis Corp., 3.875%, 8/15/31(1)	251,000	193,734
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	250,000	213,041
United States Steel Corp., 6.875%, 3/1/29(2)	300,000	262,500
		3,072,470
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	426,000	386,256
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	340,000	262,201
Starwood Property Trust, Inc., 4.375%, 1/15/27(1)	582,000	506,148
		1,154,605
Multi-Utilities — 0.5%
Sempra Energy, VRN, 4.125%, 4/1/52	650,000	522,578
Multiline Retail — 0.3%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	250,000	213,269
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)(2)	95,000	79,876
		293,145
Oil, Gas and Consumable Fuels — 7.8%
Antero Resources Corp., 7.625%, 2/1/29(1)	417,000	424,906
Antero Resources Corp., 5.375%, 3/1/30(1)	370,000	337,958
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	750,000	710,205
Callon Petroleum Co., 7.50%, 6/15/30(1)	250,000	230,420
Comstock Resources, Inc., 5.875%, 1/15/30(1)	740,000	638,424
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	460,000	430,889
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	800,000	718,711
EnLink Midstream Partners LP, 4.85%, 7/15/26	350,000	323,510
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	360,000	347,972
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	365,000	297,013
Holly Energy Partners LP / Holly Energy Finance Corp., 6.375%, 4/15/27(1)	300,000	282,984
MEG Energy Corp., 5.875%, 2/1/29(1)	375,000	343,065
Occidental Petroleum Corp., 6.375%, 9/1/28	1,200,000	1,216,956
Occidental Petroleum Corp., 6.45%, 9/15/36	500,000	513,710
Southwestern Energy Co., 5.95%, 1/23/25	76,000	75,207
Southwestern Energy Co., 5.375%, 3/15/30	850,000	783,726
		7,675,656

Pharmaceuticals — 3.5%
180 Medical, Inc., 3.875%, 10/15/29(1)	700,000	606,673
AdaptHealth LLC, 4.625%, 8/1/29(1)	375,000	308,934
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	150,000	80,297
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	300,000	235,386
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	465,000	241,583
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	750,000	724,522
Jazz Securities DAC, 4.375%, 1/15/29(1)	367,000	327,163
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	750,000	649,852
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	300,000	246,977
		3,421,387
Road and Rail — 0.9%
United Rentals North America, Inc., 4.875%, 1/15/28	500,000	473,842
United Rentals North America, Inc., 3.875%, 2/15/31	500,000	422,800
		896,642
Software — 0.4%
NCR Corp., 5.125%, 4/15/29(1)	470,000	398,499
Specialty Retail — 1.3%
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 2/15/29(1)(2)	750,000	677,066
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	100,000	77,616
Victoria's Secret & Co., 4.625%, 7/15/29(1)	750,000	566,160
		1,320,842
Technology Hardware, Storage and Peripherals — 0.8%
Condor Merger Sub, Inc., 7.375%, 2/15/30(1)(2)	590,000	481,281
Seagate HDD Cayman, 3.125%, 7/15/29	385,000	302,644
		783,925
Thrifts and Mortgage Finance — 0.5%
Freedom Mortgage Corp., 8.25%, 4/15/25(1)	572,000	482,248
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%, 8/11/25(1)	255,000	246,475
Wireless Telecommunication Services — 3.0%
Sprint Corp., 7.125%, 6/15/24	550,000	566,143
Sprint Corp., 7.625%, 2/15/25	280,000	292,382
T-Mobile USA, Inc., 4.75%, 2/1/28	1,067,000	1,036,377
T-Mobile USA, Inc., 3.50%, 4/15/31(1)	360,000	311,567
T-Mobile USA, Inc., 3.50%, 4/15/31	634,000	548,705
Vodafone Group PLC, VRN, 4.125%, 6/4/81	290,000	217,747
		2,972,921
TOTAL CORPORATE BONDS (Cost $93,494,966)		80,483,372
EXCHANGE-TRADED FUNDS — 4.3%
iShares Broad USD High Yield Corporate Bond ETF(2)	30,600	1,059,372
iShares iBoxx High Yield Corporate Bond ETF	13,400	986,374
SPDR Blackstone Senior Loan ETF(2)	27,500	1,145,100
SPDR Bloomberg Short Term High Yield Bond ETF(2)	44,700	1,078,164
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,620,314)		4,269,010
PREFERRED STOCKS — 2.9%
Banks — 0.6%
Barclays PLC, 4.375%(2)	289,000	222,346
ING Groep NV, 3.875%	465,000	339,085
		561,431
Capital Markets — 0.6%
Bank of New York Mellon Corp., 3.75%	755,000	618,216
Consumer Finance — 0.2%
Discover Financial Services, 5.50%	257,000	201,401

Insurance — 0.3%
Allianz SE, 3.20%(1)	400,000	293,000
Trading Companies and Distributors — 1.2%
Air Lease Corp., 4.125%	745,000	536,400
Aircastle Ltd., 5.25%(1)	750,000	622,747
		1,159,147
TOTAL PREFERRED STOCKS (Cost $3,600,453)		2,833,195
BANK LOAN OBLIGATIONS(5) — 1.3%
Food and Staples Retailing — 0.3%
United Natural Foods, Inc., Term Loan B, 4.89%, (1-month LIBOR plus 3.25%), 10/22/25	325,916	314,917
Media — 0.2%
DirecTV Financing, LLC, Term Loan, 6.67%, (1-month LIBOR plus 5.00%), 8/2/27	237,788	219,607
Pharmaceuticals — 0.5%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 3.38%, (1-month LIBOR plus 1.75%), 3/15/28	455,400	441,028
Technology Hardware, Storage and Peripherals — 0.3%
McAfee, LLC, 2022 USD Term Loan B, 5.15%, (1-month SOFR plus 4.00%), 3/1/29	355,000	324,234
TOTAL BANK LOAN OBLIGATIONS (Cost $1,370,545)		1,299,786
SHORT-TERM INVESTMENTS — 21.7%
Commercial Paper(6) — 6.1%
Chesham Finance Ltd. / Chesham Finance LLC, 1.60%, 7/1/22(1)	3,000,000	2,999,871
Landesbank Baden-Wuerttemberg, 1.60%, 7/1/22(1)	3,000,000	2,999,871
		5,999,742
Money Market Funds — 12.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,706	1,706
State Street Navigator Securities Lending Government Money Market Portfolio(7)	12,082,569	12,082,569
		12,084,275
Repurchase Agreements — 3.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $484,965), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $473,612)		473,593
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $2,901,971), at 1.44%, dated 6/30/22, due 7/1/22 (Delivery value $2,845,114)		2,845,000
		3,318,593
TOTAL SHORT-TERM INVESTMENTS (Cost $21,402,867)		21,402,610
TOTAL INVESTMENT SECURITIES — 111.7% (Cost $124,489,145)		110,287,973
OTHER ASSETS AND LIABILITIES — (11.7)%		(11,565,898)
TOTAL NET ASSETS — 100.0%		$98,722,075

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $63,063,178, which represented 63.9% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $13,480,356. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)The security's rate was paid in cash at the last payment date.
(4)Perpetual maturity with no stated maturity date.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $13,984,254, which includes securities collateral of $1,901,685.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	80,483,372	—
Exchange-Traded Funds	4,269,010	—	—
Preferred Stocks	—	2,833,195	—
Bank Loan Obligations	—	1,299,786	—
Short-Term Investments	12,084,275	9,318,335	—
	16,353,285	93,934,688	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.